PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total Assets	$ 100,325	$ 104,798
Less accumulated depreciation	(79,023)	(70,731)
Net Assets	21,302	34,067
Office Equipment and Fixtures
Property, Plant and Equipment [Line Items]
Total Assets	50,224	51,846
Software
Property, Plant and Equipment [Line Items]
Total Assets	17,465	18,459
Auto
Property, Plant and Equipment [Line Items]
Total Assets	$ 32,636	$ 34,493